CONVERTIBLE DEBT (Details 5) $ in Thousands	12 Months Ended
Jun. 30, 2017 USD ($)
Change Convertible Security Balance [Roll Forward]
Balance at beginning	$ 6,466
Balance at ending	1,896
Tranche One [Member]
Change Convertible Security Balance [Roll Forward]
Balance at beginning
Additional investment	1,000
Change in fair market value	304
Balance at ending	$ 1,304